Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Furniture, fixtures, and office equipment	556,991	603,082	77,210
Leasehold improvement	—	2,169,258	277,722
Total	556,991	2,772,340	354,932
Less: accumulated depreciation	(502,065)	(1,474,658)	(188,795)
Property and equipment, net	54,926	1,297,682	166,137

Depreciation expenses recognized for the years ended December 31, 2021, 2022 and 2023 were HKD 136,236, HKD 11,114 and HKD 33,091 (approximately US$4,237), respectively.